UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   Mar 31, 2013
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Check here if Amendment [   ]; Amendment Number:
                                                ---
This Amendment (Check only one.):
   [   ]  is a restatement.
   [   ]  adds new holdings entries.

Mitsubishi UFJ Securities Holdings Co., Ltd.(MUSHD) is the parent holding company of a number of operating subsidiaries, some of which are or may be institutional investment managers for the purposes of the reporting requirements under section 13(F) of the Securities Exchange Act of 1934(the Act) and the rules promulgated thereunder. MUSHD itself does not directly exercise investment discretion with respect to any section 13(F) securities positions except those included in the FORM 13F INFORMATION TABLE below.
To the extent that MUSHD'S ownership interest in such operating subsidiaries is deemed the exercise of investment discretion regarding certain of such subsidiaries' managed accounts, the information required by FORM 13F with respect to such accounts is included in the report separately filed by each of the operating subsidiaries that are institutional investment managers subject to section 13(F) of the Act.

Institutional Investment Manager Filing this Report:

Name:      Mitsubishi UFJ Securities Holdings Co., Ltd.
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Address:   Mejirodai Bldg., 3-29-20, Mejirodai, Bunkyo-ku,
          ------------------------------------------------
           Tokyo , 112 - 8688, Japan
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Form 13F File Number:  28-13570
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:     Yuji Uchida
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Title:    Deputy General Manager of Corporate Planning Division
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Phone:    81-3-6742-1100
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Signature, Place, and Date of Signing:

/s/ Yuji Uchida,   Tokyo, Japan   May 15, 2013

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
 28- 13569                 Kokusai Asset Management Co., Ltd.
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 28- 14928                 Mitsubishi UFJ Morgan Stanley Securities Co., Ltd.
     -----                 --------------------------------------------------
 28- 15100                 Mitsubishi UFJ Securities (USA), Inc
     -----                 --------------------------------------------------

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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     37
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Form 13F Information Table Value Total:   81,206
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                                         (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
 01    28- 13582                Mitsubishi UFJ Financial Group, Inc.
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                          FORM 13F INFORMATION TABLE

---------------------------- ------------------ --------- ---------- -------------------- --------- ------- ----------------------
COLUMN1                      COLUMN2            COLUMN3   COLUMN4    COLUMN5              COLUMN6   COLUMN7      COLUMN8
---------------------------- ------------------ --------- ---------- ----------- --- ---- --------- ------- ----------------------
NAME OF                      TITLE                        VALUE      SHRS OR     SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
ISSUER                       OF CLASS           CUSIP     (x$1000)   PRN AMT     PRM CALL DSCRETN   MANAGERS SOLE      SHARED NONE
---------------------------- ------------------ --------- ---------- ----------- --- ---- --------- ------- ----------------------
AFFILIATED MANAGERS GROUP    NOTE 3.950% 8/1    008252AL2 689        555,000     PRN      DEFINED   01      555,000     0    0
AMAZON                       COM                023135106 4,664      17,500      SH       DEFINED   01      17,500      0    0
AMERICAN CAPITAL AGENCY      COM                02503X105 2,131      65,000      SH       DEFINED   01      65,000      0    0
APPLE                        COM                037833100 5,533      12,500      SH       DEFINED   01      12,500      0    0
ARCELORMITTAL SA LUXEMBOURG  NOTE 5.000% 5/1    03938LAK0 6,984      6,800,000   PRN      DEFINED   01      6,800,000   0    0
ARCHER DANIELS MIDLAND CO    NOTE 0.875% 2/1    039483AW2 3,225      3,186,000   PRN      DEFINED   01      3,186,000   0    0
BANK OF AMERICA CORPORATION  COM                060505104 7,308      600,000     SH       DEFINED   01      600,000     0    0
CARRIZO OIL & GAS            NOTE 4.375% 6/0    144577AA1 2,940      2,928,000   PRN      DEFINED   01      2,928,000   0    0
CHIMERA INVESTMENT           COM                16934Q109 160        50,000      SH       DEFINED   01      50,000      0    0
COMTECH TELECOMMUNICATIONS   COM                205826209 29         1,200       SH       DEFINED   01      1,200       0    0
COMTECH TELECOMMUNICATIONS C NOTE 3.000% 5/0    205826AF7 2,047      2,000,000   PRN      DEFINED   01      2,000,000   0    0
D R HORTON                   NOTE 2.000% 5/1    23331ABB4 2,171      1,155,000   PRN      DEFINED   01      1,155,000   0    0
E M C CORP MASS              NOTE 1.750%12/0    268648AM4 9,279      6,227,000   PRN      DEFINED   01      6,227,000   0    0
E TRADE FINANCIAL            COM                269246401 214        20,000      SH       DEFINED   01      20,000      0    0
EBAY                         COM                278642103 2,575      47,484      SH       DEFINED   01      47,484      0    0
FACEBOOK                     COM                30303M102 256        10,000      SH       DEFINED   01      10,000      0    0
GENERAL ELECTRIC COMPANY     COM                369604103 3,468      150,000     SH       DEFINED   01      150,000     0    0
KINROSS GOLD                 NOTE 1.750% 3/1    496902AD9 25         25,000      PRN      DEFINED   01      25,000      0    0
L-3 COMMUNICATIONS           DEBT 3.000% 8/0    502413AW7 2,351      2,325,000   PRN      DEFINED   01      2,325,000   0    0
LUCENT TECHNOLOGIES          DBCV 2.875% 6/1    549463AH0 295        294,000     PRN      DEFINED   01      294,000     0    0
M/I HOMES                    COM                55305B101 562        23,000      SH       DEFINED   01      23,000      0    0
MARKETAXESS HOLDINGS         COM                57060D108 1,395      37,400      SH       DEFINED   01      37,400      0    0
METLIFE                      COM                59156R108 760        20,000      SH       DEFINED   01      20,000      0    0
MOLSON COORS BREWING COMPANY COM                60871R209 754        15,400      SH       DEFINED   01      15,400      0    0
PROSPECT CAPITAL             COM                74348T102 1,964      180,000     SH       DEFINED   01      180,000     0    0
RAMBUS                       COM                750917106 312        55,582      SH       DEFINED   01      55,582      0    0
REDWOOD TRUST                COM                758075402 688        29,700      SH       DEFINED   01      29,700      0    0
SAKS                         NOTE 2.000% 3/1    79377WAL2 993        988,000     PRN      DEFINED   01      988,000     0    0
SANDISK                      NOTE 1.000% 5/1    80004CAC5 30         30,000      PRN      DEFINED   01      30,000      0    0
SONY CORP                    SPONSORED ADR      835699307 20         1,165       SH       DEFINED   01      1,165       0    0
STANDARD PAC                 NOTE 1.250% 8/0    85375CBC4 3,854      3,000,000   PRN      DEFINED   01      3,000,000   0    0
STRATEGIC GLOBAL INCOME FUND COM                862719101 21         1,900       SH       DEFINED   01      1,900       0    0
SYMANTEC                     NOTE 1.000% 6/1    871503AF5 3,373      2,618,000   PRN      DEFINED   01      2,618,000   0    0
TELEFLEX                     NOTE 3.875% 8/0    879369AA4 4,342      3,000,000   PRN      DEFINED   01      3,000,000   0    0
UNITED STATES STL            NOTE 4.000% 5/1    912909AE8 1,042      1,000,000   PRN      DEFINED   01      1,000,000   0    0
VIRNETX HOLDING CORPORATION  COM                92823T108 71         3,700       SH       DEFINED   01      3,700       0    0
WILLIAMS COMPANIES           COM                969457100 4,683      125,000     SH       DEFINED   01      125,000     0    0

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